Acquisitions (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Halo Acquisition [Member]
Acquisitions [Abstract]
Assets and Liabilities Acquired
The preliminary purchase price allocation is summarized as follows:

Dollars in thousands
Total Purchase Price	$38,244
Assets
Property and equipment	$260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total assets	25,979
Liabilities
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total liabilities	6,349
Net assets acquired	19,630
Goodwill	$18,614

The preliminary purchase price allocation is summarized as follows:

Dollars in thousands
Total purchase price	$38,244
Assets and liabilities acquired:
Assets
Property and equipment	260
Accounts receivable	5,540
Inventories	5,160
Intangible assets	14,690
Other assets	329
Total assets	25,979
Liabilities
Accounts payable	4,628
Accrued liabilities	1,553
Long term liability	168
Total liabilities	6,349
Net assets acquired	19,630
Goodwill	$18,614

TruPet, LLC [Member]
Acquisitions [Abstract]
Assets and Liabilities Acquired
On May 6, 2019, the fair value of assets and liabilities acquired was:

Dollars in thousands	Better Choice Company	Bona Vida	Total
Total Purchase Price	$37,949	$108,620	$146,569
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	7	384	391
Restricted cash	-	25	25
Accounts receivable	-	69	69
Inventories	-	95	95
Prepaid expenses and other current assets	32	348	380
Intangible assets	986	-	986
Other assets	-	74	74
Total Assets	1,025	995	2,020
Liabilities
Warrant derivative liability	(2,130)	-	(2,130)
Accounts payable & accrued liabilities	(544)	(153)	(697)
Total Liabilities	(2,674)	(153)	(2,827)
Net Assets (Liabilities) Acquired	(1,649)	842	(807)
Loss on Acquisitions	$(39,598)	$(107,778)	$(147,376)

On May 6, 2019, the fair value of the following assets and liabilities were acquired resulting in the total loss of approximately $147.4 million:

Dollars in thousands	Better Choice Company	Bona Vida	Total
Total Purchase Price	$37,949	$108,620	$146,569
Net Assets (Liabilities) Acquired:
Assets
Cash and cash equivalents	7	384	391
Restricted cash	-	25	25
Accounts receivable	-	69	69
Inventories	-	95	95
Prepaid expenses and other current assets	32	348	380
Intangible assets	986	-	986
Other assets	-	74	74
Total Assets	1,025	995	2,020
Liabilities
Warrant derivative liability	(2,130)	-	(2,130)
Accounts payable & accrued liabilities	(544)	(153)	(697)
Total Liabilities	(2,674)	(153)	(2,827)
Net Assets (Liabilities) Acquired	(1,649)	842	(807)
Loss on Acquisitions	$(39,598)	$(107,778)	$(147,376)